Class Z [Member] Average Annual Total Returns - Class Z Shares	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	7.54%	6.96%	8.19%
Class Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.13%	4.72%	6.56%
Class Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.29%	5.27%	6.34%